WARRANT LIABILITY (Tables)	3 Months Ended
Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Schedule of changes in the warrant liability

	Exercise Price	Warrants	Fair Value Balance
			In 000’$
Warrant liability as of April 1, 2023	$-	-	$-
Fair value of warrants at issuance on October 3, 2023:
Class B Warrants	$45.20	157,895	3,537
Class C Warrants	$45.20	157,895	4,663
Placement Agent Warrants	$47.50	7,895	232
Change in fair value of warrant liability	-	-	(6,868)
Warrant liability as of March 31, 2024		323,685	1,564
Change in fair value of warrant liability	-	-	(1,142)
Warrant liability as of June 30, 2024		323,685	$422

Series B Warrants [Member]
IfrsStatementLineItems [Line Items]
Schedule of fair value

	October 3, 2023	June 30, 2024
Exercise price	$45.20	$45.20
Share price	$39.40	$4.20
Expected life	3.01 years	2.26 years
Expected volatility	90.4%	123.14%
Risk-free interest rate	4.95%	4.66%
Dividend yield	–	–

Series C Warrants [Member]
IfrsStatementLineItems [Line Items]
Schedule of fair value

	October 3, 2023	June 30, 2024
Exercise price	$45.20	$45.20
Share price	$39.40	$4.20
Expected life	5.00 years	4.26 years
Expected volatility	100.7%	107.50%
Risk-free interest rate	4.80%	4.40%
Dividend yield	–	–

Placement Agent Warrants [Member]
IfrsStatementLineItems [Line Items]
Schedule of fair value

	October 3, 2023	June 30, 2024
Exercise price	$47.60	$47.60
Share price	$39.40	$4.20
Expected life	4.99 years	4.26 years
Expected volatility	100.7%	107.50%
Risk-free interest rate	4.80%	4.40%
Dividend yield	–	–